Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Disclosure of Other Noncurrent Assets

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
Prepayments	2,524,911	495,660

	2,524,911	495,660